Share Capital and Reserves (Details) - Schedule of Share Capital and Issuance Premium Increased € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital situation at beginning				$ 128,454	€ 106,099
Issuance premium situation at beginning				153,177	126,481
Share capital situation at ending		$ 173,931	€ 148,398	133,454	110,975
Issuance premium situation at ending		153,177	126,481	153,177	126,481
August 2022 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]			$ 5,000	€ 4,876
March 2023 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]	39,599	36,612
August 2023 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]	$ 878	€ 812

[1]	net of expenses